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[PRUDENTIAL LOGO]                  WILLIAM J. EVERS
                                   Vice President, Corporate Counsel

                                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                   751 Broad Street, Newark, NJ 07102-3777
                                   Tel 973 802-3716
                                   william.evers@prudential.com

                                          September 27, 2013

Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: PRUCO LIFE INSURANCE COMPANY ("PRUCO LIFE")
    PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

    PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY ("PLNJ")
    PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

    POST-EFFECTIVE AMENDMENTS TO CERTAIN FORM N-4 REGISTRATION STATEMENTS

Dear Ms. Samuel:

       Along with this letter, we are filing post-effective amendments (under Rule 485(a)) to the Form N-4 registration statements of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey listed below. The purpose of these filings is to add a new prospectus and statement of additional information to these registration statements.

       PRUCO LIFE                                              FILE NOS.
       ----------                                              ----------
          Prudential Premier(R) Retirement Variable Annuities. 333-184887
          Prudential Premier(R) Advisor Variable Annuities.... 333-184888
          Prudential Premier(R) Retirement Variable Annuity... 333-184890
       PLNJ
          Prudential Premier(R) Retirement Variable Annuities. 333-184892
          Prudential Premier(R) Advisor Variable Annuities.... 333-184889
          Prudential Premier(R) Retirement Variable Annuity... 333-184891

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       Please feel free to contact me if you have any questions regarding these filings. I can be reached at (973) 802-3716.

                                        Very truly yours,

                                        /s/William J. Evers
                                        -------------------------------------
                                        William J. Evers

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